Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended							12 Months Ended
	Feb. 24, 2013 Marathon Technologies Corporation [Member]	Sep. 21, 2012 Marathon Technologies Corporation [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Completed technology [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Product trademarks and tradenames [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Customer relationships [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Distributor networks [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member]	Jul. 24, 2012 Data Research and Applications Inc. [Member]	Apr. 25, 2012 Data Research and Applications Inc. [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Completed technology [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Product trademarks and tradenames [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Transitional service agreement [Member]
Business Acquisition Information [Line Items]
Effective date of acquisition	Sep. 21, 2012						Apr. 25, 2012
Cash consideration		$ 5,680						$ 200	$ 975
Purchase price which is allocated to intangible assets		4,300	800	100	1,700	1,700			325	235	15	75
Excess purchase price accounted for goodwill	2,755	2,755					721		721
Amortization period of intangible assets			6 years	5 months	7 years	5 months				9 years	8 years	6 months
Weighted average life of intangible assets			2 years 1 month 6 days	2 years 1 month 6 days	2 years 7 months 6 days
Royalty rate	7.00%						15.00%					1.00%
Discount rate	12.00%						10.00%
Total transaction consideration									$ 1,175